Outstanding Stock Options Granted In Relation to Option Price and Weighted Average Maturity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	219,000
Weighted Average Price	$ 20.94
Weighted Average Life Remaining	3 years 8 months
Exercise Price 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 10.01
Range of Exercise Prices, Upper Limit	$ 15.00
Options Outstanding	15,500
Weighted Average Price	$ 14.50
Weighted Average Life Remaining	3 months
Exercise Price 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 15.01
Range of Exercise Prices, Upper Limit	$ 20.00
Options Outstanding	45,000
Weighted Average Price	$ 18.31
Weighted Average Life Remaining	4 years 11 months
Exercise Price 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 20.01
Range of Exercise Prices, Upper Limit	$ 22.50
Options Outstanding	105,500
Weighted Average Price	$ 21.42
Weighted Average Life Remaining	4 years 3 months
Exercise Price 4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 22.51
Options Outstanding	53,000
Weighted Average Price	$ 24.08
Weighted Average Life Remaining	4 years 3 months